BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2014
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

The accompanying condensed consolidated balance sheet of Victory Electronic Cigarettes Corporation and its consolidated subsidiaries, (“Victory” or the “Company”) as of December 31, 2013, which was derived from the Company’s audited financial statements as of December 31, 2013 and our accompanying unaudited condensed consolidated financial statements as of March 31, 2014 and for the three months ended March 31, 2014 and 2013 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to those rules and regulations, although we believe that the disclosures made are adequate to make the information not misleading. In our opinion, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair statement have been included. Our operations consist of one reportable segment. For further information, refer to the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2013 (the “2013 Form 10-K”). Our financial condition as of, and operating results for the three-month period ended, March 31, 2014 are not necessarily indicative of the financial condition or results that may be expected for any future interim period or for the year ending December 31, 2014.

On January 9, 2014, the Company completed the acquisition of all of the issued and outstanding ordinary shares of Vapestick Holdings Limited (“Vapestick”) a company incorporated under the laws of England and Wales, pursuant to a share exchange agreement for an aggregate cash payment of £3,500,000 (approximately $5.8 million) and the issuance of 6,595,900 shares of our common stock. The results of Vapestick’s operations have been included in our consolidated statements of operations and comprehensive income from the date of acquisition. See Note 3.

On February 28, 2014, the Company completed the acquisition of FIN Electronic Cigarette Corporation, Inc. (“FIN”), a Delaware corporation, for 10,000,000 shares of common stock, an aggregate cash payment of $10 million and $15 million of promissory notes that become due 90 days from the date of issuance, on May 29, 2014, and accrue interest at a rate of 10% per annum. We may prepay the promissory notes without penalty. If we fail to pay off the promissory notes in full by June 9, 2014, for every subsequent day the promissory notes are not paid in full, we will issue up to 12,500 shares of Common Stock per day, dependent on the outstanding principal amount at that time, but no more than a total of 500,000 shares of Common Stock, to the note holders as a penalty payment. The results of FIN’s operations have been included in our consolidated statement of operations from the date of acquisition. See Notes 3 and 5.